Cover	Jun. 28, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 5, 2024, Vivakor, Inc. (the “Company”) filed a Current Report on Form 8-K (“Original Form 8-K”) reporting the dismissal of Marcum, LLP, (“Marcum”) as the Company’s independent registered public accounting firm, effective June 28, 2024. On July 3, 2024, the Company provided a copy of the filing to Marcum, and requested that they furnish the Company with a letter addressed to the Securities and Exchange Commission (“SEC”) stating whether they agreed with the statements made by the Company in the Form 8-K, and, if not, stating the respects in which they did not agree. At the time the Company filed the Original Form 8-K the Company had not received the requested letter from Marcum. The Company is filing this First Amended Form 8-K/A to include Marcum’s letter to the SEC dated July 19, 2024, which is attached hereto as Exhibit 16.1, and to revise and clarify certain disclosure in the Original Form 8-K.
Document Period End Date	Jun. 28, 2024
Entity File Number	001-41286
Entity Registrant Name	VIVAKOR, INC.
Entity Central Index Key	0001450704
Entity Tax Identification Number	26-2178141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5220 Spring Valley Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(949)
Local Phone Number	281-2606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VIVK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false